Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions
Schedule of amounts receivable from and payable to related parties

	December 31,
($ thousands)	2015	2014

Tax related receivables	1,286	47,405
Trade receivables	8	91

De Agostini Group	1,294	47,496

Trade receivables	17,347	30,650

Autogrill S.p.A.	17,347	30,650

Trade receivables	2,086	205

OPAP S.A.	2,086	205

Trade receivables	—	84

Ringmaster S.r.l.	—	84

Total related party receivables	20,727	78,435

Tax related payables	35,627	148,609
Trade payables	3,354	3,260

De Agostini Group	38,981	151,869

Trade payables	846	989

Autogrill S.p.A.	846	989

Trade payables	524	1,509

Ringmaster S.r.l.	524	1,509

Total related party payables	40,351	154,367

Schedule of transactions with related parties

	For the year ended December 31,
($ thousands)	2015	2014	2013
Service revenue and product sales
Autogrill S.p.A.	6,060	7,834	7,474
OPAP S.A.	4,036	3,153	—
Ringmaster S.r.l.	239	535	329
De Agostini Group	21	380	94

	10,356	11,902	7,897

Operating costs
Ringmaster S.r.l.	12,651	14,808	9,064
Assicurazioni Generali S.p.A.	3,003	3,641	3,390
De Agostini Group	569	1,266	7,324

	16,223	19,715	19,778